Commitments and Contingencies (Details)		12 Months Ended
	Apr. 18, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)
Commitments and Contingencies (Details) [Line Items]
Fixed fee		$ 128,205	$ 1,000,000
Percentage of total number of shares		4.00%	4.00%
Discount rate		50.00%	50.00%
Forecast [Member]
Commitments and Contingencies (Details) [Line Items]
Fixed fee	$ 128,205
Fair value of stock option	$ 470,148